FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  July 28, 2010



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  101


Form 13F Information Table Value Total:  603,077
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Activision Inc    Common    00507V109 	8726	831858   Sole  None   Sole
Agilent Tech      Common    00846U101	437	15361	   Sole  None   Sole
Apollo Group      Common    037604105 	6748	158880   Sole  None   Sole
Apple Computer    Common    037833100 	1933	7683	   Sole  None   Sole
Applied Mat. Inc  Common    38222105	261	21740	   Sole  None   Sole
Asante Tech.      Common    043412105 	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102 	706	29181	   Sole  None   Sole
Baraka Petrol     Common    Q12957108	1	25000	   Sole  None   Sole
Barclays Bank     ETF	    06739H206	9880	253209   Sole  None   Sole
Baxter Intntl     Common    071813109 	7583	186577   Sole  None   Sole
Beacon Pwr Corp   Common    073677106 	9	26550	   Sole  None   Sole
Berkshire Cl B    Common    084670207 	22560	283102   Sole  None   Sole
Biotech Holders   ETF	    09067D201	262	3000	   Sole  None   Sole
C S X Corp        Common    126408103	254	5117	   Sole  None   Sole
Chevron Corp.     Common    166764100	10254	151101   Sole  None   Sole
Cisco Systems     Common    17275R102 	1438	67515	   Sole  None   Sole
Citigroup         Common    172967101	6155	1637075  Sole  None   Sole
Computrzd Therml  Common    20557C108	1	10000	   Sole  None   Sole
Costco Co Inc.    Common    22160K105 	10146	185046   Sole  None   Sole
Coventry Health   Common    222862104	997	56367	   Sole  None   Sole
Cypress Semicon   Common    232806109 	231	23042	   Sole  None   Sole
Disney (Walt) Co. Common    254687106 	10424	330918   Sole  None   Sole
Evolution Petrol  Common    30049A107	50	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102 	8549	149794   Sole  None   Sole
General Electric  Common    369604103 	17214	1193785  Sole  None   Sole
Google Inc A      Common    38259P508 	533	1198	   Sole  None   Sole
Hewlett-Packard   Common    428236103 	3676	84930	   Sole  None   Sole
Immunomedics Inc  Common    452907108	111	35800	   Sole  None   Sole
Infospace.Com Inc Common    45678T300 	92	12171	   Sole  None   Sole
Intel Corp        Common    458140100 	4176	214702   Sole  None   Sole
Intl Busin Mach   Common    459200101 	11821	95733	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	21879	581257   Sole  None   Sole
Blackrock	      ETF	    464287457	326	3879	   Sole  None   Sole
Blackrock	      ETF	    464288646	24458	235401   Sole  None   Sole
Blackrock	      ETF	    464288166	5271	47788	   Sole  None   Sole
Blackrock	      ETF	    464287226	32775	305597   Sole  None   Sole
Blackrock	      ETF	    464288638	20703	196610   Sole  None   Sole
Blackrock	      ETF	    464288679	1376	12482	   Sole  None   Sole
Blackrock	      ETF	    464287754	1280	24927	   Sole  None   Sole
Blackrock 	      ETF	    464287697	10395	151228   Sole  None   Sole
Blackrock	      ETF	    464287846	770	14955	   Sole  None   Sole
Blackrock	      ETF	    464287465	1974	42444	   Sole  None   Sole
Blackrock	      ETF	    464287234	20647	553244   Sole  None   Sole
Blackrock	      ETF	    464287242	202	1862	   Sole  None   Sole
Blackrock	      ETF	    464286103	6153	324176   Sole  None   Sole
Blackrock	      ETF	    464286400	14118	228340   Sole  None   Sole
Blackrock	      ETF	    464286673	6229	554205   Sole  None   Sole
Blackrock   	ETF	    464286731	358	32000	   Sole  None   Sole
Blackrock	      ETF	    464287655	431	7050	   Sole  None   Sole
Blackrock	      ETF	    464287499	247	3067	   Sole  None   Sole
Blackrock	      ETF	    464287705	688	10734	   Sole  None   Sole
Blackrock	      ETF	    464287200	3425	33103	   Sole  None   Sole
Blackrock	      ETF	    464287879	297	5198	   Sole  None   Sole
Blackrock	      ETF	    464287507	18763	263825   Sole  None   Sole
Blackrock	      ETF	    464287549	12484	258211   Sole  None   Sole
Blackrock	      ETF	    464287804	21987	406119   Sole  None   Sole
Blackrock	      ETF	    464288125	263	2763	   Sole  None   Sole
Blackrock	      ETF	    464287176	21901	204857   Sole  None   Sole
Blackrock	      ETF	    464288216	11912	422849   Sole  None   Sole
Blackrock	      ETF	    464288356	17374	161854   Sole  None   Sole
Blackrock	      ETF	    464287341	1177	40230	   Sole  None   Sole
Blackrock	      ETF	    464288414	1474	14166	   Sole  None   Sole
Blackrock	      ETF	    464287168	691	16274	   Sole  None   Sole
Itv Plc Ord       Common	G4984A110	10	13740	   Sole  None   Sole
Johnson & Johnson Common	478160104	10350	175251   Sole  None   Sole
Location Based    Common	539573105	25	124100   Sole  None   Sole
Lsi Logic Corp    Common	502161102	65	14158	   Sole  None   Sole
Mastercard Inc    Common	57636Q104 	9455	47386	   Sole  None   Sole
Mc Donalds Corp.  Common	580135101	10611	161090   Sole  None   Sole
Meridian Health A Common	589990662	490	400	   Sole  None   Sole
Merrill Lynch Co  Common	59023V423	117	12500	   Sole  None   Sole
Microsoft Corp    Common	594918104	8290	360257   Sole  None   Sole
Monsanto Co New   Common	61166W101	6896	149206   Sole  None   Sole
Morgan Stanley    Common	61748A221	143	14900	   Sole  None   Sole
Motorola Inc      Common	620076109	143	21906	   Sole  None   Sole
Nvidia Corp       Common	67066G104	153	15015	   Sole  None   Sole
Oracle Systems    Common	68389X105	879	40957	   Sole  None   Sole
Pimco Exch Traded ETF	      72201R205	17507	337784   Sole  None   Sole
Powershares Exch  ETF	      73935X286	2602	130886   Sole  None   Sole
PowerShares QQQ   ETF	      73935A104	498	11670	   Sole  None   Sole
Procter & Gamble  Common	742718109	463	7720	   Sole  None   Sole
Qualcomm Inc      Common	747525103	9127	277927   Sole  None   Sole
Rydex Etf Tr S&P  ETF	      78355W817	7128	169036   Sole  None   Sole
Schwab Etfs-      ETF	      808524102	289	11716	   Sole  None   Sole
Sector Spdr       ETF	      81369Y407	11433	392481   Sole  None   Sole
Spdr In S&P China ETF	      78463X400	10214	152992   Sole  None   Sole
Spdr Ser Tr       ETF	      78464A748	10477	419090   Sole  None   Sole
SPDR TRUST Unit   ETF	      78462F103	1355	13127	   Sole  None   Sole
Streettracks Gold ETF	      78463V107	18178	149388   Sole  None   Sole
Stryker Corp      Common	863667101	10146	202677   Sole  None   Sole
Charles Schwab    Common	808513105	145	10195	   Sole  None   Sole
Ttc Technology    Common	87304R100	1	10000	   Sole  None   Sole
United Sec Banc   Common	911460103	254	69860	   Sole  None   Sole
Vanguard   	      ETF	      921937835	220	2708	   Sole  None   Sole
Vanguard   	      ETF	      922908736	1170	24044	   Sole  None   Sole
Vanguard   	      ETF	      92204A504	1355	26971	   Sole  None   Sole
Vanguard   	      ETF	      922908637	8442	180046   Sole  None   Sole
Vanguard   	      ETF	      922908744	6533	146353   Sole  None   Sole
Visa              Common	92826C839	385	5442	   Sole  None   Sole
Vodafone Airtouch Common	92857W209	10049	486168   Sole  None   Sole
Wal-Mart Stores   Common	931142103	222	4614	   Sole  None   Sole